CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 1,019		$ (1,965)		$ (5,085)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	28		53		708
Impairment loss	0		0		1,119
Accrued severance pay	(27)		(47)		(74)
Stock-based compensation	10		18		522
Amortization of discount on convertible bonds	0		20		0
Capital loss on disposal of property and equipment	6		0		0
Capital gain on sale of subsidiary (Appendix C)	0		(272)		0
Capital gain on extinguishments of liabilities	(2,149)		(124)		0
Decrease (increase) in trade receivables	(790)		105		(667)
Decrease (increase) in other accounts receivable and prepaid expenses	283		(105)		644
Decrease (increase) in inventories, net	(72)		(132)		1,008
Increase (decrease) in trade payables	1,466		(2)		163
Increase (decrease) in employees and payroll accruals	3		(311)		215
Increase (decrease) in advances from customer	(1,010)		973		(1,484)
Increase in accrued expenses and other liabilities	1,044		577		1,270
Net cash used in operating activities	(189)		(1,212)		(1,661)
Cash flows from investing activities:
Purchase of property and equipment	(23)		(4)		(100)
Proceeds from sale of property and equipment	3		0		0
Acquisition of operation net of cash acquired (Appendix A)	0		0		0
Proceeds from sale of operations net of cash sold (Appendix B)	0		397		0
Sale of subsidiary net of cash sold (Appendix C)	0		(3)		0
Decrease in severance pay fund	6		49		31
Restricted cash deposits, net	130		200		1,745
Net cash provided by investing activities	116		639		1,676
Cash flows from financing activities:
Short-term bank credit, net	112		0		(9)
Principle repayment of convertible bonds	(21)		(86)		(79)
Issuance of share capital, net of issuance costs	0		200		3
Proceeds from exercise of options and warrants, net	0	[1]	0	[1]	1
Payment of liability to a former owner of an acquiree	0		0		(87)
Net cash (used in) provided by financing activities	91		114		(171)
Increase (decrease) in cash and cash equivalents	18		(459)		(156)
Cash and cash equivalents at the beginning of the year	197		656		812
Cash and cash equivalents at the end of the year	$ 215		$ 197		$ 656

[1]	Less than $1.